Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock		Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2021		$ 62,057		$ 25,323,747	$ (9,952,183)	$ 527,786	$ 15,961,407
Balance (in Shares) at Mar. 31, 2021	[1]	31,050
Net loss					(5,736,095)		(5,736,095)
Shares issued as employee incentives		$ 9,300		2,295,097			2,304,397
Shares issued as employee incentives (in Shares)	[1]	4,650
Net Proceeds from the public offering		$ 91,111		3,023,995			3,115,106
Net Proceeds from the public offering (in Shares)	[1]	45,556
Issuance of the convertible note				351,537			351,537
Foreign currency translation gain (loss)						428,356	428,356
Balance at Mar. 31, 2022		$ 162,468		30,994,376	(15,688,278)	956,142	16,424,708
Balance (in Shares) at Mar. 31, 2022	[1]	81,256
Adoption of ASU 2020-06				(351,536)	9,917		(341,619)
Net loss					(5,934,772)		(5,934,772)
Shares issued as employee incentives		$ 24,377		530,194			554,571
Shares issued as employee incentives (in Shares)	[1]	12,188
Shares issued under share purchase agreements		$ 267,995		2,926,832			3,194,827
Shares issued under share purchase agreements (in Shares)	[1]	133,997
Shares subscribed				(1,000,000)			(1,000,000)
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	452
Issuance of shares for convertible note principal and interest partial settlement		$ 458,945		2,488,348			2,947,293
Issuance of shares for convertible note principal and interest partial settlement (in Shares)	[1]	229,472
Foreign currency translation gain (loss)						(1,153,713)	(1,153,713)
Balance at Mar. 31, 2023		$ 913,785		35,588,214	(21,613,133)	(197,571)	$ 14,691,295
Balance (in Shares) at Mar. 31, 2023		457,365	[1]				457,365
Net loss					(3,098,532)		$ (3,098,532)
Shares issued as employee incentives		$ 370,632		(18,532)			352,100
Shares issued as employee incentives (in Shares)	[1]	185,316
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	41,567
Issuance of shares for convertible notes		$ 3,067,873		(254,066)			2,813,807
Issuance of shares for convertible notes (in Shares)	[1]	1,533,958
Foreign currency translation gain (loss)						(828,224)	(828,224)
Balance at Mar. 31, 2024		$ 4,352,290		$ 35,315,616	$ (24,711,665)	$ (1,025,795)	$ 13,930,446
Balance (in Shares) at Mar. 31, 2024		2,218,206	[1]				2,218,206

[1]	Retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022 and October 5, 2023.